Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 19, 2017
Income Tax Disclosure [Line Items]
Valuation allowance	$ 94,644	$ 93,862	$ 94,189
Net deferred tax asset	0	0	0
Change in valuation allowance	800	(300)	14,200
Federal research tax credit carryforwards	$ 11,900	11,800	11,500	$ 700
Income tax examination, description	The Company is subject to income taxes in the United States and Israel and Australia. The Company files income tax returns in the U.S. and in several states. The federal and state tax returns are generally subject to tax examination by taxing authorities for tax years December 31, 2019 to present. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service or state tax authorities to the extent utilized in a future period. The Israeli income tax returns remain open to examination beginning in 2013 to present. The Australia income tax returns remain open to examination beginning in 2021 to present. If and when the Company claims NOL carryforwards from any prior years against future taxable income, those losses may be examined by the taxing authorities.
Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Federal research tax credit expiry, beginning period	2026
Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Federal research tax credit expiry, beginning period	2044
State [Member]
Income Tax Disclosure [Line Items]
Valuation allowance	$ 94,600	93,900	94,200
Net operating loss carryforwards	75,200	74,900	74,100
Israel Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	126,200	121,800	117,600
Domestic Tax Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	190,100	$ 181,000	$ 181,800	$ 77,200
U.S. federal NOL carryforwards, not subject to expiration	$ 101,100
Net operating loss carryforwards eligible to offset taxable income, maximum	80.00%
Domestic Tax Jurisdiction [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
U.S. net operating loss expiry, beginning period	2024
Domestic Tax Jurisdiction [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
U.S. net operating loss expiry, beginning period	2037